CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Related Party A [Member]	Related Party B [Member]	Common Stock [Member]	Common Stock [Member] Related Party A [Member]	Common Stock [Member] Related Party B [Member]	Common Stock Issuable [Member]	Common Stock Issuable [Member] Related Party A [Member]	Common Stock Issuable [Member] Related Party B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Related Party A [Member]	Additional Paid-in Capital [Member] Related Party B [Member]	Deficit Accumulated During the Exploration Stage [Member]	Deficit Accumulated During the Exploration Stage [Member] Related Party A [Member]	Deficit Accumulated During the Exploration Stage [Member] Related Party B [Member]
Balance at Nov. 05, 1998
Balance, shares at Nov. 05, 1998
Common stock issued to a related party for services rendered	5,000			4,000						1,000
Common stock issued to a related party for services rendered, shares				4,000,000
Common stock issued for cash	85,000			272						84,728
Common stock issued for cash, shares				272,000
Net loss	(7,470)												(7,470)
Balance at Mar. 31, 1999	82,530			4,272						85,728			(7,470)
Balance, shares at Mar. 31, 1999				4,272,000
Net loss	(16,185)												(16,185)
Balance at Mar. 31, 2000	66,345			4,272						85,728			(23,655)
Balance, shares at Mar. 31, 2000				4,272,000
Net loss	(171,793)												(171,793)
Balance at Mar. 31, 2001	(105,448)			4,272						85,728			(195,448)
Balance, shares at Mar. 31, 2001				4,272,000
Common stock issued for cash	250,000			2,000						248,000
Common stock issued for cash, shares				2,000,000
Net loss	(144,541)												(144,541)
Balance at Mar. 31, 2002	11			6,272						333,728			(339,989)
Balance, shares at Mar. 31, 2002				6,272,000
Common stock issued to a related party for services rendered		48,050	24,000		481	240					47,569	23,760
Common stock issued to a related party for services rendered, shares					480,500	240,000
Cancellation of previously issued common stock, February 4, 2003	(24,000)			(240)						23,760
Cancellation of previously issued common stock, February 4, 2003, shares				(240,000)
Net loss	(149,933)												(149,933)
Balance at Mar. 31, 2003	(101,872)			6,753						381,297			(489,922)
Balance, shares at Mar. 31, 2003				6,752,500
Net loss	(70,132)												(70,132)
Balance at Mar. 31, 2004	(172,004)			6,753						381,297			(560,054)
Balance, shares at Mar. 31, 2004				6,752,500
Net loss	(59,494)												(59,494)
Balance at Mar. 31, 2005	(231,498)			6,753						381,297			(619,548)
Balance, shares at Mar. 31, 2005				6,752,500
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005	6,500			10						6,490
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005, shares				10,000
Stock-based compensation expense	785,536									785,536
Common stock issued upon exercise of warrants	156,000			624						155,376
Common stock issued upon exercise of warrants, shares				624,000
Net loss	(842,155)												(842,155)
Balance at Mar. 31, 2006	(125,617)			7,387						1,328,699			(1,461,703)
Balance, shares at Mar. 31, 2006				7,386,500
Stock-based compensation expense	54,443									54,443
Net loss	(224,862)												(224,862)
Balance at Mar. 31, 2007	(296,036)			7,387						1,383,142			(1,686,565)
Balance, shares at Mar. 31, 2007				7,386,500
Common stock issuable	1,259,000						1,259,000
Common stock issuable, shares
Net loss	(411,934)												(411,934)
Balance at Mar. 31, 2008	551,030			7,387			1,259,000			1,383,142			(2,098,499)
Balance, shares at Mar. 31, 2008				7,386,500
Stock-based compensation expense	12,235			0						12,235
Common stock issued upon exercise of warrants	730,000			243						729,757
Common stock issued upon exercise of warrants, shares				243,335
Cumulative adjustment upon adoption of ASC 815-40 (Accounting Standards Update 2010-11)	(65,635)									(749,667)			684,032
Common stock and warrants issued for cash	1,141,000			820			(1,259,000)			2,399,180
Common stock and warrants issued for cash, shares				820,002
Net loss	(1,227,825)												(1,227,825)
Balance at Mar. 31, 2009	1,206,440			8,450						4,524,314			(3,326,324)
Balance, shares at Mar. 31, 2009				8,449,837
Stock-based compensation expense	19,758									19,758
Net loss	(261,758)												(261,758)
Balance at Mar. 31, 2010	898,805			8,450						3,794,405			(2,904,050)
Balance, shares at Mar. 31, 2010				8,449,837
Stock-based compensation expense	11,438									11,438
Net loss	(183,666)												(183,666)
Balance at Mar. 31, 2011	726,577			8,450						3,805,843			(3,087,716)
Balance, shares at Mar. 31, 2011				8,449,837
Rounding due to reverse one-for-five stock split effective June 27, 2011				9
Stock-based compensation expense	3,819									3,819
Reversal of stock-based compensation expense	(16,182)									(16,182)
Common stock issued for purchase of oil and gas lease on July 29, 2011	1,818,000			1,800						1,816,200
Common stock issued for purchase of oil and gas lease on July 29, 2011, shares				1,800,000
Common stock and warrants issued for cash	704,870			1,175						703,695
Common stock and warrants issued for cash, shares				1,174,785
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012	24,387,356						8,870			24,378,486
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012, shares							8,870,000
Net loss	(534,222)												(534,222)
Balance at Mar. 31, 2012	27,090,218			11,425			8,870			30,691,861			(3,621,938)
Balance, shares at Mar. 31, 2012				11,424,631			8,870,000
Common stock issuable				8,870			(8,870)
Common stock issuable, shares				8,870,000			(8,870,000)
Stock-based compensation expense	71,334									71,334
Net loss	(678,065)												(678,065)
Balance at Sep. 30, 2012	$ 26,483,487			$ 20,295						$ 30,763,195			$ (4,300,003)
Balance, shares at Sep. 30, 2012				20,294,631